SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                             DWS Short Duration Fund

The following information replaces similar disclosure in "The Fund's Performance History" section of the Class A, B, and C prospectus.

Average Annual Total Returns (%) as of 12/31/2008


--------------------------------------------------------------------------------
                                          1 Year        5 Years      10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                     -12.19         -0.01          2.56
--------------------------------------------------------------------------------
  Return after Taxes on Distributions     -13.50         -1.42          0.81
--------------------------------------------------------------------------------
  Return after Taxes on Distributions     -8.90*        -0.96*         1.02*
  and Sale of Fund Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)             -12.89         -0.29          2.14
--------------------------------------------------------------------------------
Class C (Return before Taxes)             -10.41         -0.14          2.11
--------------------------------------------------------------------------------
Barclays Capital 1-3 Year                   4.97          3.81          4.79
Government/Credit Index (reflects no
deductions for fees, expenses or
taxes)
--------------------------------------------------------------------------------
Merrill Lynch 1-3 Year US Treasury          6.61          4.06          4.71
Index (reflects no deductions for
fees, expenses or taxes)
--------------------------------------------------------------------------------
Blended Index (reflects no deductions       6.61          3.18          3.56
for fees, expenses or taxes)
--------------------------------------------------------------------------------
Total returns would have been lower if operating expenses hadn't been reduced.

* Return after Taxes on Distributions and Sale of Fund Shares is higher than Return after Taxes on Distributions for the same period due to capital losses occurring upon redemption resulting in an assumed tax deduction for shareholders.

Barclays Capital 1-3 Year Government/Credit Index is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturies of one to three years.

On August 1, 2009, the Barclays Capital 1-3 Year Government/Credit Index replaced the Merrill Lynch 1-3 Year US Treasury Index and the Blended Index as the fund's benchmark index because the advisor believes that it more accurately reflects the fund's investment strategy.
--------------------------------------------------------------------------------



August 3, 2009                                            [DWS INVESTMENTS LOGO]
DTXIF-3603                                                   Deutsche Bank Group

--------------------------------------------------------------------------------
The Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index of US Treasury obligations having maturities ranging from 1 to 2.99 years.

The Blended Index consists of the returns for the Barclays Capital Short Treasury Index (named changed from Lehman Brothers Short Treasury Index effective November 3, 2008; the fund's former benchmark) from the fund's inception to February 28, 2003 and the Merrill Lynch 1-3 Year US Treasury Index from March 31, 2003 to December 31, 2005. The advisor believes this blended benchmark more accurately reflects the fund's historical performance. The Barclays Capital Short Treasury Index tracks public obligations of the US Treasury including bills, notes, bonds and coupons, with remaining maturities of one year or less.
--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.dws-investments.com.
The following information replaces similar disclosure in "The Fund's Performance History" section of the Institutional Class prospectus.


August 3, 2009
DTXIF-3603

Annual Total Returns (%) as of 12/31/2008


--------------------------------------------------------------------------------
                                         1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Institutional Class
--------------------------------------------------------------------------------
  Return before Taxes                    -9.48           0.64          3.01
--------------------------------------------------------------------------------
  Return after Taxes on                 -10.90          -0.71          1.29
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                 -6.17*         -0.21*         1.54*
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Barclays Capital 1-3 Year                 4.97           3.81          4.79
Government/Credit Index (reflects
no deductions for fees, expenses or
taxes)
--------------------------------------------------------------------------------
Merrill Lynch 1-3 Year US Treasury        6.61           4.06          4.71
Index (reflects no deductions for
fees, expenses or taxes)
--------------------------------------------------------------------------------
Blended Index (reflects no                6.61           3.18          3.56
deductions for fees, expenses or
taxes)
--------------------------------------------------------------------------------
Total returns would have been lower if operating expenses hadn't been reduced.

* Return after Taxes on Distributions and Sale of Fund Shares is higher than Return after Taxes on Distributions for the same period due to capital losses occurring upon redemption resulting in an assumed tax deduction for shareholders.

Barclays Capital 1-3 Year Government/Credit Index is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturies of one to three years.

On August 1, 2009, the Barclays Capital 1-3 Year Government/Credit Index replaced the Merrill Lynch 1-3 Year US Treasury Index and the Blended Index as the fund's benchmark index because the advisor believes that it more accurately reflects the fund's investment strategy.

The Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index of US Treasury obligations having maturities ranging from 1 to 2.99 years.

The Blended Index consists of the returns for the Barclays Capital Short Treasury Index (named changed from Lehman Brothers Short Treasury Index effective November 3, 2008; the fund's former benchmark) from the fund's inception to February 28, 2003 and the Merrill Lynch 1-3 Year US Treasury Index from March 31, 2003 to December 31, 2005. The advisor believes this blended benchmark more accurately reflects the fund's historical performance. The Barclays Capital Short Treasury Index tracks public obligations of the US Treasury including bills, notes, bonds and coupons, with remaining maturities of one year or less.
--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 730-1313 or visit our Web site at www.dws-investments.com.


August 3, 2009
DTXIF-3603

The following information replaces similar disclosure in "The Fund's Performance History" section of the Class S prospectus.

Average Annual Total Returns (%) as of 12/31/2008

--------------------------------------------------------------------------------
                                           1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Class S
--------------------------------------------------------------------------------
  Return before Taxes                       -9.29          -0.58           2.89
--------------------------------------------------------------------------------
  Return after Taxes on Distributions      -10.72          -0.84           1.12
--------------------------------------------------------------------------------
  Return after Taxes on Distributions      -6.06*         -0.38*          1.33*
  and Sale of Fund Shares
--------------------------------------------------------------------------------
Barclays Capital 1-3 Year                    4.97           3.81           4.79
Government/Credit Index (reflects no
deductions for fees, expenses or
taxes)
--------------------------------------------------------------------------------
Merrill Lynch 1-3 Year US Treasury           6.61           4.06           4.71
Index (reflects no deductions for
fees, expenses or taxes)
--------------------------------------------------------------------------------
Blended Index (reflects no deductions        6.61           3.18           3.56
for fees, expenses or taxes)
--------------------------------------------------------------------------------
Total returns would have been lower if operating expenses hadn't been reduced.

* Return after Taxes on Distributions and Sale of Fund Shares is higher than Return after Taxes on Distributions for the same period due to capital losses occurring upon redemption resulting in an assumed tax deduction for shareholders.

Barclays Capital 1-3 Year Government/Credit Index is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturies of one to three years.

On August 1, 2009, the Barclays Capital 1-3 Year Government/Credit Index replaced the Merrill Lynch 1-3 Year US Treasury Index and the Blended Index as the fund's benchmark index because the advisor believes that it more accurately reflects the fund's investment strategy.

The Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index of US Treasury obligations having maturities ranging from 1 to 2.99 years.

The Blended Index consists of the returns for the Barclays Capital Short Treasury Index (named changed from Lehman Brothers Short Treasury Index effective November 3, 2008; the fund's former benchmark) from the fund's inception to February 28, 2003 and the Merrill Lynch 1-3 Year US Treasury Index from March 31, 2003 to December 31, 2005. The advisor believes this blended benchmark more accurately reflects the fund's historical performance. The Barclays Capital Short Treasury Index tracks public obligations of the US Treasury including bills, notes, bonds and coupons, with remaining maturities of one year or less.
--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 728-3337 or visit our Web site at www.dws-investments.com.


               Please Retain This Supplement for Future Reference


August 3, 2009
DTXIF-3603